Note 2 - Cash Equivalents and Short Term Investments - Schedule of Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total cash and cash equivalents	€ 20,004	€ 21,989	€ 13,578	€ 11,142
Short-term Investments, Total	0
Total cash and cash equivalents, and short term investments	€ 20,004	€ 21,989